Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheet
Consolidated balance sheet

	As of December 31, 2019
	As revised	As previously reported
	(Millions of yen)
Other assets	409,786	406,219
Accrued expenses	336,396	324,891
Retained earnings	3,455,083	3,462,182
Noncontrolling interests	198,484	199,323

Schedule of Consolidated Statements of Income
Consolidated statements of income

	Year ended December 31, 2019		Year ended December 31, 2018
	As revised	As previously reported	As revised	As previously reported
	(Millions of yen)
Selling, general and administrative expenses	1,137,110	1,136,863	1,177,260	1,176,760
Operating profit	174,420	174,667	342,452	342,952
Income before income taxes	195,493	195,740	362,392	362,892
Income taxes	56,146	56,223	95,995	96,150
Consolidated net income	139,347	139,517	266,397	266,742
Less: Net income attributable to noncontrolling interests	14,383	14,412	13,956	13,987
Net income attributable to Canon Inc.	124,964	125,105	252,441	252,755

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	116.79	116.93	233.80	234.09
Diluted	116.77	116.91	233.78	234.08

Schedule of Consolidated Statements of Comprehensive Income
Consolidated statements of comprehensive income

	Year ended December 31, 2019		Year ended December 31, 2018
	As revised	As previously reported	As revised	As previously reported
	(Millions of yen)
Consolidated net income	139,347	139,517	266,397	266,742
Less: Comprehensive income attributable to noncontrolling interests	16,353	16,382	6,887	6,918
Comprehensive income (loss) attributable to Canon Inc.	86,139	86,280	136,141	136,455

Schedule of Consolidated Statements of Cash Flows
Consolidated statements of cash flows

	Year ended December 31, 2019		Year ended December 31, 2018
	As revised	As previously reported	As revised	As previously reported
	(Millions of yen)
Consolidated net income	139,347	139,517	266,397	266,742
Increase in accrued expenses	9,738	9,491	3,041	2,541
Deferred income taxes	(6,523)	(6,446)	(12,004)	(11,849)